INCOME TAXES (Schedule Of Current And Deferred Component Of Income Tax Expenses (Benefits) Which Were Substantially Attributable To The Companys PRC Subsidiaries And VIE And VIEs Subsidiaries) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current and deferred component of income tax expenses (benefits)
Income tax expenses	$ 2,470	$ 3,124	$ 6,517
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expense	2,470	3,124	1,620
Deferred income tax (benefit) expense			4,897
Income tax expenses	$ 2,470	$ 3,124	$ 6,517